Dividends	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividends
32	DIVIDENDS
Pursuant to the shareholders’ approval at the Annual General Meeting on 30 May 2019, a final dividend of RMB0.16 (inclusive of tax) per ordinary share totalling RMB4,522 million in respect of the year ended 31 December 2018 was declared and paid in 2019. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2019.
Pursuant to the shareholders’ approval at the Annual General Meeting on 6 June 2018, a final dividend of RMB0.40 (inclusive of tax) per ordinary share totalling RMB11,306 million in respect of the year ended 31 December 2017 was declared and paid in 2018. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2018.
Pursuant to the shareholders’ approval at the Annual General Meeting on 31 May 2017, a final dividend of RMB0.24 (inclusive of tax) per ordinary share totalling RMB6,784 million in respect of the year ended 31 December 2016 was declared and paid in 2017. The dividend has been recorded in the consolidated financial statements for the year ended 31 December 2017.
A distribution of RMB394 million (inclusive of tax) to the holders of Core Tier 2 Capital Securities was approved by management in 2019 according to the authorisation by the Board of Directors, which was delegated by the General Meeting.
A distribution of RMB384 million (inclusive of tax) to the holders of Core Tier 2 Capital Securities was approved by management in 2018 according to the authorisation by the Board of Directors, which was delegated by the General Meeting.
A distribution of RMB380 million (inclusive of tax) to the holders of Core Tier 2 Capital Securities was approved by management in 2017 according to the authorisation by the Board of Directors, which was delegated by the General Meeting.
Pursuant to a resolution passed at the meeting of the Board of Directors on 25 March 2020, a final dividend of RMB0.73 (inclusive of tax) per ordinary share totalling approximately RMB20,633 million for the year ended 31 December 2019 was proposed for shareholders’ approval at the forthcoming Annual General Meeting. The dividend has not been recorded in the consolidated financial statements for the year ended 31 December 2019.